Additional Information - Condensed Financial Statements of the Parent Company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	$ (23,241)	¥ (161,806)	¥ (53,338)	¥ (59,662)
Cash flows from investing activities:
Cash payments of time deposits	(10,021)	(69,762)
Cash payment of bridge loan	(14,242)	(99,148)
Net cash used in investing activities	(26,940)	(187,548)	(20,746)	(4,272)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees	(3,767)	(26,228)
Cash payments for repurchase of shares	(1,975)	(13,749)
Cash received from convertible loans				41,165
Proceeds from issuance of Series C+ convertible redeemable preferred shares				59,091
Payment of issuance cost for Series C+ convertible redeemable preferred shares				(449)
Proceeds from issuance of Series (D-1) convertible redeemable preferred shares			151,118
Payment of issuance cost for Series D-1 convertible redeemable preferred shares			(307)
Proceeds from issuance of Series (D-2) convertible redeemable preferred shares			359,834
Payment of issuance cost for Series D-2 convertible redeemable preferred share			(1,267)
Proceeds of initial public offering, net of issuance costs			103,372
Cash received from the depositary bank	392	2,732
Net cash generated from/(used in) financing activities	(5,350)	(37,245)	562,126	117,954
Effect of exchange rate changes on cash, cash equivalents and restricted cash	501	3,490	12,713	(1,002)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(55,030)	(383,109)	500,755	53,018
Cash, cash equivalents and restricted cash at beginning of the year	83,105	578,558	77,803	24,785
Cash, cash equivalents and restricted cash at end of the year	28,075	195,449	578,558	77,803
Parent Company [Member] | Reportable Legal Entities Member
Condensed statements of cash flows
Net cash used in operating activities	(442)	(3,086)	(9,640)	(6,466)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(21,691)	(151,006)	(201,744)	(47,002)
Cash payments of time deposits	(10,021)	(69,762)	0	0
Cash payment of bridge loan	(14,242)	(99,148)	0	0
Net cash used in investing activities	(45,954)	(319,916)	(201,744)	(47,002)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees	(3,767)	(26,228)	0	0
Cash payments for repurchase of shares	(1,975)	(13,749)	0	0
Cash received from convertible loans	0	0	0	41,165
Proceeds from issuance of Series C+ convertible redeemable preferred shares	0	0	0	(59,091)
Payment of issuance cost for Series C+ convertible redeemable preferred shares	0	0	0	(449)
Proceeds from issuance of Series (D-1) convertible redeemable preferred shares	0	0	(151,118)	0
Payment of issuance cost for Series D-1 convertible redeemable preferred shares	0	0	(307)	0
Proceeds from issuance of Series (D-2) convertible redeemable preferred shares	0	0	359,834	0
Payment of issuance cost for Series D-2 convertible redeemable preferred share	0	0	(1,267)	0
Proceeds of initial public offering, net of issuance costs	0	0	103,372	0
Cash received from the depositary bank	392	2,732	0	0
Net cash generated from/(used in) financing activities	(5,350)	(37,245)	612,750	99,807
Effect of exchange rate changes on cash, cash equivalents and restricted cash	476	3,313	12,134	(981)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(51,270)	(356,934)	413,500	45,358
Cash, cash equivalents and restricted cash at beginning of the year	65,922	458,936	45,436	78
Cash, cash equivalents and restricted cash at end of the year	$ 14,652	¥ 102,002	¥ 458,936	¥ 45,436